Initial Public Offering (Details) - $ / shares	1 Months Ended	4 Months Ended	6 Months Ended
	Jan. 20, 2021	Dec. 31, 2020	Jun. 30, 2021
IPO [Member]
Initial Public Offering Details [Line Items]
Issuance of shares (in Shares)	27,600,000	27,600,000	27,600,000
Purchase price per share		$ 10.00	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Issuance of shares (in Shares)	3,600,000	3,600,000	3,600,000
Common Class A [Member]
Initial Public Offering Details [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Warrant exercise price		$ 11.50	$ 11.50